Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of basic and diluted net income (loss) per common share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share:

	For the three months ended March 31,
	2022		2021
	redeemable	non-redeemable	redeemable	non-redeemable
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(1,900,805)	$(556,853)	$(120,319)	$(49,680)
Denominator:
Basic and diluted weighted average common shares outstanding	5,750,000	1,684,500	3,705,556	1,530,011

Basic and diluted net loss per common share	$(0.33)	$(0.33)	$(0.03)	$(0.03)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share:

	For the year ended December 31, 2021		For the period from May 27, 2020 (inception) through December 31, 2020
	redeemable	non-redeemable	non-redeemable
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	(368,431)	(115,631)	(1,832)
Denominator:
Basic and diluted weighted average common shares outstanding	5,245,890	1,646,407	1,250,000

Basic and diluted net loss per common share	$(0.07)	$(0.07)	$(0.00)